Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income	¥ 863,759	$ 124,069	¥ 803,746	¥ 761,862
Adjustments to reconcile net income to net cash provided by operating activities:
Loss from disposal of property and equipment	1,163	167	304	135
Depreciation and amortization	105,432	15,144	92,282	81,964
Noncash lease expense	85,420	12,270
Share-based compensation	94,897	13,631	112,763	93,635
Income from equity in affiliates, net of dividends	(39,964)	(5,740)	(14,469)	(92,136)
Income from disposal of subsidiaries	(3,971)	(570)	(31,219)
Provision for doubtful accounts	130,723	18,777	(688)	2,093
Amortization of unearned income for financial leases	(37,961)	(5,453)	(62,285)	(11,723)
Impairment of long-term investments	104,365	14,991
Changes in investment fair value in the consolidated funds	(35,847)	(5,149)		3,608
Fair value change of equity investments measured by fair value	(15,092)	(2,168)	6,342
Changes in operating assets and liabilities:
Accounts receivable	47,755	6,860	(99,969)	21,464
Amounts due from related parties	12,851	1,846	(56,747)	(173,775)
Other current assets	69,992	10,054	18,512	(96,470)
Other non-current assets	(11,521)	(1,655)	(648)	3,055
Accrued payroll and welfare expenses	(114,487)	(16,445)	45,118	53,140
Income taxes payable	73,109	10,501	35,754	(3,487)
Deferred revenues	(42,231)	(6,066)	(58,330)	108,002
Other current liabilities	16,356	2,349	201,644	124,293
Other non-current liabilities	(32,285)	(4,637)	(77,942)	31,882
Amounts due to related parties			(134)	(11,997)
Change in lease assets and liabilities	(84,068)	(12,076)
Deferred tax assets and liabilities	(62,364)	(8,958)	(40,730)	(16,928)
Acquisitions and sales of financial products	162,202	23,300	156,082	(250,068)
Other operating cash flows				(166)
Net cash provided by operating activities	1,288,233	185,042	1,029,386	628,383
Cash flows from investing activities:
Purchases of property and equipment	(65,333)	(9,384)	(128,223)	(152,712)
Purchase of held-to-maturity investments	(74,500)	(10,701)		(101,000)
Proceeds from redemption of held-to-maturity investments	38,067	5,468	135,000	180,580
Purchases of available-for-sale investments	(16,056)	(2,306)	(43,904)	(663,537)
Proceeds from sale or redemption of available-for-sale investments	57,372	8,241	97,551	721,487
Purchase of other long-term investments	(33,460)	(4,806)	(197,233)	(371,917)
Proceeds from sale of other long-term investments	231,171	33,206	151,434	63,836
Purchase of investments held by consolidated fund	(1,575,592)	(226,320)		(52,638)
Proceeds from investments held by consolidated funds	1,228,732	176,496
Loans to related parties	(318,055)	(45,685)		(101,639)
Principal collection of loans to related parties	314,099	45,117	31,573	95,116
Loans disbursement to third parties	(7,086,712)	(1,017,942)	(13,590,068)	(5,532,111)
Principal collection of loans originated to third parties	6,993,745	1,004,589	13,707,549	4,878,539
Increase in investment in affiliates	(39,916)	(5,734)	(946,491)	(341,951)
Capital return from investment in affiliates	57,570	8,269	605,551	49,099
Proceeds from disposal of subsidiaries, net of cash deconsolidated	115,219	16,550	(25,232)	(5,009)
Acquisition, net of cash acquired	(8,363)	(1,202)	(193,184)
Purchase of loan receivables from factoring business			(34,904)	(200,000)
Collection of loan receivables from factoring business			34,904	700,000
Net cash used in investing activities	(182,012)	(26,144)	(395,677)	(833,857)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	31,686	4,551	45,896	19,692
Contribution from non-controlling shareholders of subsidiaries	518,613	74,495	63,929	35,123
Decrease in Mezzanine Equity - Redeemable non-controlling Interest of a Subsidiary				(343,346)
Return of non-controlling interests of subsidiaries	(6,988)	(1,004)		(1,970)
Prepayment from an investor to acquire interest in one subsidiary				30,000
Payments related to transfer of rights to the loan receivables from factoring business			34,904	200,000
Proceeds related to transfer of rights to the loan receivables from factoring business			(34,904)	(700,000)
Payment for repurchase of ordinary shares				(31,288)
Net cash provided by (used in) financing activities	543,311	78,042	109,825	(791,789)
Effect of exchange rate changes	37,811	5,432	56,304	(79,494)
Net increases (decrease) in cash, cash equivalents and restricted cash	1,687,343	242,372	799,838	(1,076,757)
Cash and cash equivalents-beginning of year	2,706,591	388,777	1,906,753	2,983,510
Cash and cash equivalents-end of year	4,393,934	631,149	2,706,591	1,906,753
Supplemental disclosure of cash flow information:
Cash paid for income taxes	209,975	30,161	211,503	205,039
Cash paid for interest expenses	430	62	13,022	23,737
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment in accounts payable	1,311	188	9,572	3,577
Conversion of convertible notes	145,004	20,829	342,969	33,266
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	127,687	18,341
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	4,387,345	630,203	2,704,091	1,906,753
Restricted cash	6,589	946	2,500
Total cash, cash equivalents and restricted cash	¥ 2,706,591	$ 631,149	¥ 2,706,591	¥ 1,906,753